RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]

	December 31,	December 31,
	2019	2018	December 31, 2017

Consulting fees paid or accrued to officers or their companies	$701,957	$850,028	$610,821
Directors’ fees	2,257	2,316	2,310

Stock option grants to officers and directors	—	—	610,000
Stock option grant price range	—	$—	$0.24